Cash and cash equivalents (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents	kr 960,221	kr 1,081,060	kr 860,635	kr 588,718
DKK
Cash and cash equivalents
Cash and cash equivalents	286,222	732,405
USD
Cash and cash equivalents
Cash and cash equivalents	568,444	306,748
EUR
Cash and cash equivalents
Cash and cash equivalents	kr 105,555	kr 41,907